Average Annual Total Returns{- Fidelity® U.S. Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-08 - Fidelity® U.S. Sustainability Index Fund	Fidelity U.S. Sustainability Index Fund Return Before Taxes Past 1 year	Fidelity U.S. Sustainability Index Fund Return Before Taxes Since Inception		Fidelity U.S. Sustainability Index Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Sustainability Index Fund After Taxes on Distributions Since Inception		Fidelity U.S. Sustainability Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Sustainability Index Fund After Taxes on Distributions and Sales Since Inception		IXZFH Past 1 year	IXZFH Since Inception
Total	18.67%	15.78%	[1]	18.38%	15.42%	[1]	11.25%	12.46%	[1]	18.84%	15.93%	[1]

[1]	(a)From May 9, 2017